INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories as of June 30, 2021 and December 31, 2020 consist of the following:

	June 30, 2021	December 31, 2020
	(in millions)
Raw materials	$1,982	$1,525
Work-in-process	1,329	622
Finished goods	4,160	3,875
Total inventories	$7,471	$6,022